Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Jan-20	Distribution Date	18-Feb-20
Collection Period End	31-Jan-20	30/360 Days	30
Beg. of Interest Period	15-Jan-20	Actual/360 Days	34
End of Interest Period	18-Feb-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	608,581,522.36	573,068,156.04	0.6341948
Total Securities		903,615,410.40	608,581,522.36	573,068,156.04	0.6341948
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	90,640,847.20	63,583,044.29	0.2649294
Class A-2b Notes	1.826250%	75,000,000.00	28,325,264.76	19,869,701.35	0.2649294
Class A-3 Notes	3.250000%	261,000,000.00	261,000,000.00	261,000,000.00	1.0000000
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	27,057,802.91	228,868.14	112.7408455	0.9536173
Class A-2b Notes	8,455,563.41	48,855.18	112.7408455	0.6514024
Class A-3 Notes	0.00	706,875.00	0.0000000	2.7083333
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,513,366.32	1,193,973.32

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,692,933.84
Monthly Interest					3,781,854.64

Total Monthly Payments					12,474,788.48
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					226,634.19
Aggregate Sales Proceeds Advance					12,532,541.26

Total Advances					12,759,175.45
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					26,561,692.10
Excess Wear and Tear and Excess Mileage					238,118.32
Remaining Payoffs					0.00
Net Insurance Proceeds					1,028,935.38
Residual Value Surplus					881,846.37

Total Collections					53,944,556.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		11,886,937.00			783
Involuntary Repossession		198,752.00			14
Voluntary Repossession		174,751.00			15
Full Termination		7,854,628.00			532
Bankruptcty		44,122.00			3
Insurance Payoff			1,012,912.97		58
Customer Payoff				308,730.31	19
Grounding Dealer Payoff				4,546,600.35	256
Dealer Purchase				1,150,240.61	50

Total		20,159,190.00	1,012,912.97	6,005,571.27	1,730

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,896	737,684,119.38	7.00000%	608,581,522.36
Total Depreciation Received		(11,179,448.56)		(8,910,502.29)
Principal Amount of Gross Losses	(99)	(1,924,632.23)		(1,628,835.75)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(769)	(14,901,341.36)		(12,318,863.24)
Scheduled Terminations	(844)	(15,393,900.00)		(12,655,165.04)

Pool Balance - End of Period	33,184	694,284,797.23		573,068,156.04
Remaining Pool Balance
Lease Payment				127,959,498.28
Residual Value				445,108,657.76

Total				573,068,156.04

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	53,944,556.10
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	53,944,556.10
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	359,829.27
3. Reimbursement of Sales Proceeds Advance	11,400,758.53
4. Servicing Fee:
Servicing Fee Due	507,151.27
Servicing Fee Paid	507,151.27
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	12,267,739.07
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	228,868.14
Class A-2a Notes Monthly Interest Paid	228,868.14
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	48,855.18
Class A-2b Notes Monthly Interest Paid	48,855.18
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	706,875.00
Class A-3 Notes Monthly Interest Paid	706,875.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,193,973.32
Total Note and Certificate Monthly Interest Paid	1,193,973.32
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	40,482,843.71
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,513,366.32
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	35,513,366.32
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,969,477.39

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Repor

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,969,477.39
Gross Reserve Account Balance			9,487,554.44
Remaining Available Collections Released to Seller			4,969,477.39
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.17
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			77%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,508,174.14
Securitization Value of Defaulted Receivables and Casualty Receivables		1,628,835.75	99
Aggregate Defaulted and Casualty Gain (Loss)		(120,661.61)
Pool Balance at Beginning of Collection Period		608,581,522.36
Net Loss Ratio
Current Collection Period		-0.0198%
Preceding Collection Period		-0.0208%
Second Preceding Collection Period		0.0157%
Third Preceding Collection Period		-0.0214%
Cumulative Net Losses for all Periods		0.1974%	1,783,825.33

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.42%	2,571,789.60	153
61-90 Days Delinquent	0.22%	1,315,713.60	76
91-120 Days Delinquent	0.06%	354,244.99	21
More than 120 Days	0.01%	68,023.85	3

Total Delinquent Receivables:	0.70%	4,309,772.04	253

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.29%
Preceding Collection Period		0.23%	0.23%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.16%	0.16%
60 Day Delinquent Receivables		1,927,594.47
Delinquency Percentage		0.32%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		19,741,565.00	1,315
Securitization Value		19,752,349.83	1,315
Aggregate Residual Value Surplus (Loss)		(10,784.83)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		80,331,035.97	5,228
Cumulative Securitization Value		81,497,597.08	5,228

Cumulative Residual Value Surplus (Loss)		(1,166,561.11)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			15,849,080.01
Reimbursement of Outstanding Advance			11,400,758.53
Additional Advances for current period			12,532,541.26

Ending Balance of Residual Advance			16,980,862.74

Beginning Balance of Payment Advance			801,520.13
Reimbursement of Outstanding Payment Advance			359,829.27
Additional Payment Advances for current period			226,634.19

Ending Balance of Payment Advance			668,325.05

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO